UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     National Investment Services, Inc.
Address:  Suite 2350
	  777 East Wisconsin Avenue
	  Milwaukee, Wisconsin  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Larry H. Haslee
Title: Secretary
Phone: (414) 765-1980

Signature, Place and Date of Signing:

/s/  Larry H. Haslee  Milwaukee, WI October 5, 2012
     -----------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:              0

Form 13F Information Table Entry Total:        46

Form 13F Information Table Value Total:      88,520


List of Other Included Managers:

No.		13F File Number		Name
n/a

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     1926    33879 SH       Sole                    33879
AMERISOURCEBERGEN CORPORATION  COM              03073E105     1687    43583 SH       Sole                    43583
APACHE CORPORATION             COM              037411105     1641    18972 SH       Sole                    18972
BAKER HUGHES                   COM              057224107     1509    33361 SH       Sole                    33361
BAXTER INTERNATIONAL INC.      COM              071813109      229     3800 SH       Sole                     3800
BLACKROCK INC                  COM              09247X101     2509    14070 SH       Sole                    14070
CAPITAL ONE FINANCIAL CORP.    COM              14040H105     2029    35585 SH       Sole                    35585
CHEVRONTEXACO CORPORATION      COM              166764100     1991    17085 SH       Sole                    17085
CHUBB CORP.                    COM              171232101     3406    44657 SH       Sole                    44657
COMCAST CORP. CL A             COM              20030N101     2419    67671 SH       Sole                    67671
COVIDIEN PLC                   COM              G2554F113     2234    37595 SH       Sole                    37595
DANAHER CORPORATION            COM              235851102     2205    39985 SH       Sole                    39985
DARDEN RESTAURANTS, INC.       COM              237194105     1728    30990 SH       Sole                    30990
DIGITAL REALTY TRUST INC       COM              253868103     1803    25819 SH       Sole                    25819
DIRECTV                        COM              25490A309     1890    36036 SH       Sole                    36036
EMC CORP.                      COM              268648102     1842    67549 SH       Sole                    67549
EXXON MOBIL CORPORATION        COM              30231G102     3699    40452 SH       Sole                    40452
FORD MOTOR COMPANY             COM              345370860     1330   134892 SH       Sole                   134892
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857     1537    38834 SH       Sole                    38834
HEINZ H J COMPANY              COM              423074103     2330    41638 SH       Sole                    41638
HONEYWELL INTL INC.            COM              438516106     1354    22660 SH       Sole                    22660
INTERNATIONAL BUSINESS MACHINE COM              459200101     2819    13590 SH       Sole                    13590
IPATH S&P 500 VIX              COM              06740c261      243    27000 SH       Sole                    27000
J P MORGAN CHASE & CO.         COM              46625H100     2187    54017 SH       Sole                    54017
JOHNSON & JOHNSON              COM              478160104     2490    36131 SH       Sole                    36131
KRAFT FOODS INC.               COM              50075N104     2452    59306 SH       Sole                    59306
MACYS INC.                     COM              55616P104     1980    52633 SH       Sole                    52633
MICROSOFT CORPORATION          COM              594918104     2430    81655 SH       Sole                    81655
MYLAN LABS                     COM              628530107     1920    78800 SH       Sole                    78800
OCCIDENTAL PETROLEUM CORP.     COM              674599105     2138    24843 SH       Sole                    24843
ORACLE SYSTEMS CORPORATION     COM              68389X105      219     6974 SH       Sole                     6974
PFIZER INC.                    COM              717081103     1807    72717 SH       Sole                    72717
PNC FINANCIAL SERVICES GROUP I COM              693475105     2956    46841 SH       Sole                    46841
QUALCOMM INC.                  COM              747525103     1799    28805 SH       Sole                    28805
RAYMOND JAMES FINANCIAL CORP.  COM              754730109     1987    54213 SH       Sole                    54213
SCHLUMBERGER LTD.              COM              806857108     1431    19783 SH       Sole                    19783
SUNCOR ENERGY INC              COM              867224107     1348    41045 SH       Sole                    41045
TARGET CORPORATION             COM              87612E106     2250    35456 SH       Sole                    35456
THERMO ELECTRON CORP.          COM              883556102     1729    29395 SH       Sole                    29395
TIMKEN COMPANY                 COM              887389104     1362    36647 SH       Sole                    36647
TRAVELERS COMPANIES INC.       COM              89417E109     1797    26330 SH       Sole                    26330
TYCO INTERNATIONAL LTD.        COM              H89128104     2045    36351 SH       Sole                    36351
UNITED PARCEL SERVICE          COM              911312106     1485    20750 SH       Sole                    20750
UNITED TECHNOLOGIES CORPORATIO COM              913017109     2045    26127 SH       Sole                    26127
WALT DISNEY COMPANY            COM              254687106     2082    39818 SH       Sole                    39818
WELLS FARGO & COMPANY          COM              949746101     1935    56024 SH       Sole                    56024